Condensed Statements of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating Expenses
General and administrative expenses	$ (92,769)	¥ (600,940)	¥ (493,309)	¥ (186,907)
Changes in the fair value of contingent purchase consideration payables	(6,688)	(43,325)	(22,629)	(55,882)
Operating profit (loss)	(43,878)	(284,233)	(114,700)	41,773
Loss before income taxes	(54,562)	(353,445)	(311,804)	(36,679)
Income tax expense	(7,384)	(47,830)	(16,673)	(10,324)
Net loss attributable to the Company's ordinary shareholders	(66,087)	(428,099)	(348,480)	(48,226)
Parent Company
Operating Expenses
General and administrative expenses	(25,729)	(166,662)	(125,859)	(16,741)
Changes in the fair value of contingent purchase consideration payables	(6,688)	(43,325)	(22,629)	(99,874)
Operating profit (loss)	(32,417)	(209,987)	(148,488)	(116,615)
Other income	(23,480)	(152,100)	(199,418)	(41,475)
Loss before income taxes	(66,087)	(428,099)	(348,480)	(48,226)
Income tax expense	0	0	0	0
Net loss attributable to the Company's ordinary shareholders	(66,087)	(428,099)	(348,480)	(48,226)
Parent Company | Subsidiaries and Consolidated VIEs
Operating Expenses
Operating profit (loss)	$ (10,190)	¥ (66,012)	¥ (574)	¥ 109,864